Investments in Associates 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Total assets	₩ 239,714,965	₩ 234,804,994
Total liabilities	202,450,215	192,804,738
Sales	87,476,410	70,546,024	₩ 60,012,375
Profit (loss) for the period	(4,716,144)	(24,429,108)	₩ (5,215,581)
Korea Gas Corporation
Disclosure of associates [line items]
Total assets	57,254,666	62,424,983
Total liabilities	47,428,628	52,014,243
Sales	44,555,995	51,724,287
Profit (loss) for the period	(747,428)	1,497,008
Korea Electric Power Industrial Development Co., Ltd.
Disclosure of associates [line items]
Total assets	174,788	148,112
Total liabilities	73,065	40,946
Sales	354,850	336,333
Profit (loss) for the period	21,170	15,434
YTN Co., Ltd.
Disclosure of associates [line items]
Total assets	352,188	364,115
Total liabilities	108,108	107,324
Sales	130,450	152,187
Profit (loss) for the period	(3,616)	7,250
Gangwon Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets	83,062	86,758
Total liabilities	3,380	6,029
Sales	32,525	40,130
Profit (loss) for the period	14,098	20,163
Hyundai Green Power Co., Ltd.
Disclosure of associates [line items]
Total assets	738,107	773,998
Total liabilities	330,616	360,926
Sales	107,367	105,374
Profit (loss) for the period	7,446	5,010
Korea Power Exchange
Disclosure of associates [line items]
Total assets	366,092	311,691
Total liabilities	91,806	36,564
Sales	119,182	118,501
Profit (loss) for the period	4,443	1,036
Taebaek Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets		27,562
Total liabilities		3,394
Sales		7,565
Profit (loss) for the period		551
Taebaek Guinemi Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets	42,243	44,036
Total liabilities	26,200	28,709
Sales	5,529	6,793
Profit (loss) for the period	716	1,906
Daeryun Power Co., Ltd.
Disclosure of associates [line items]
Total assets	1,120,453	1,201,510
Total liabilities	716,752	799,370
Sales	451,527	472,211
Profit (loss) for the period	4,043	4,999
KNH Solar Co., Ltd.
Disclosure of associates [line items]
Total assets	12,142	13,584
Total liabilities	314	2,905
Sales	3,535	4,348
Profit (loss) for the period	1,394	2,173
SPC Power Corporation
Disclosure of associates [line items]
Total assets	287,249	254,951
Total liabilities	28,485	26,417
Sales	106,926	80,630
Profit (loss) for the period	27,946	25,614
Gemeng International Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	7,507,274	7,796,180
Total liabilities	5,189,729	5,460,183
Sales	2,963,614	3,183,398
Profit (loss) for the period	33,580	11,637
PT. Cirebon Electric Power
Disclosure of associates [line items]
Total assets	665,365	691,311
Total liabilities	177,150	199,987
Sales	265,054	287,261
Profit (loss) for the period	27,341	53,730
KNOC Nigerian East Oil Co., Ltd.
Disclosure of associates [line items]
Total assets	27,029	26,491
Total liabilities	112,017	109,974
Sales	0	0
Profit (loss) for the period	(50)	(72)
KNOC Nigerian West Oil Co., Ltd.
Disclosure of associates [line items]
Total assets	29,157	28,537
Total liabilities	107,300	105,292
Sales	0	0
Profit (loss) for the period	(50)	(72)
PT Wampu Electric Power
Disclosure of associates [line items]
Total assets	206,943	209,815
Total liabilities	131,823	127,764
Sales	20,155	21,773
Profit (loss) for the period	(582)	12,713
PT. Bayan Resources TBK
Disclosure of associates [line items]
Total assets	4,447,335	4,994,538
Total liabilities	2,018,870	2,518,129
Sales	4,675,174	6,076,844
Profit (loss) for the period	1,670,522	3,042,123
S-Power Co., Ltd.
Disclosure of associates [line items]
Total assets	762,398	937,067
Total liabilities	427,807	646,411
Sales	1,012,050	1,091,425
Profit (loss) for the period	44,730	37,104
Pioneer Gas Power Limited
Disclosure of associates [line items]
Total assets	274,693	271,340
Total liabilities	532,005	477,127
Sales	551	0
Profit (loss) for the period	(49,745)	(46,290)
Eurasia Energy Holdings
Disclosure of associates [line items]
Total assets		648
Total liabilities		1,156
Sales		0
Profit (loss) for the period		0
Xe-Pian Xe-Namnoy Power Co., Ltd.
Disclosure of associates [line items]
Total assets	1,370,110	1,371,292
Total liabilities	900,713	904,907
Sales	171,978	174,693
Profit (loss) for the period	(5,674)	61,020
PT. Mutiara Jawa
Disclosure of associates [line items]
Total assets	27,296	26,024
Total liabilities	9,474	13,622
Sales	16,160	15,421
Profit (loss) for the period	7,999	4,912
Samcheok Eco Materials Co., Ltd.
Disclosure of associates [line items]
Total assets	22,544	24,952
Total liabilities	39,895	1,609
Sales	8,028	11,907
Profit (loss) for the period	(1,776)	(1,127)
Noeul Green Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	89,861	82,611
Total liabilities	107,834	101,472
Sales	24,017	23,493
Profit (loss) for the period	920	(31,970)
Goseong Green Power Co., Ltd.
Disclosure of associates [line items]
Total assets	5,374,233	5,518,258
Total liabilities	4,372,531	4,516,607
Sales	1,580,545	1,999,825
Profit (loss) for the period	152	26,981
Gangneung Eco Power Co., Ltd.
Disclosure of associates [line items]
Total assets	5,381,984	4,907,872
Total liabilities	4,665,083	4,900,408
Sales	1,419,436	435,755
Profit (loss) for the period	(7,388)	(142,387)
Shin Pyeongtaek Power Co., Ltd.
Disclosure of associates [line items]
Total assets	1,222,968	1,203,406
Total liabilities	832,633	839,568
Sales	1,040,219	957,062
Profit (loss) for the period	201,635	100,554
Haeng Bok Do Si Photovoltaic Power Co., Ltd.
Disclosure of associates [line items]
Total assets	1,618	1,788
Total liabilities	573	802
Sales	575	558
Profit (loss) for the period	82	200
Dongducheon Dream Power Co., Ltd.
Disclosure of associates [line items]
Total assets	1,337,529	1,521,089
Total liabilities	1,042,681	1,219,018
Sales	1,744,247	2,240,175
Profit (loss) for the period	(8,608)	43,072
Jinbhuvish Power Generation Pvt. Ltd.
Disclosure of associates [line items]
Total assets	61,227	60,477
Total liabilities	12,644	12,489
Sales	0	0
Profit (loss) for the period	0	0
Daejung Offshore Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets	5,277	5,350
Total liabilities	2,094	2,013
Sales	0	0
Profit (loss) for the period	(145)	(228)
GS Donghae Electric Power Co., Ltd.
Disclosure of associates [line items]
Total assets	1,932,098	2,130,287
Total liabilities	1,170,085	1,365,156
Sales	876,826	1,053,112
Profit (loss) for the period	62,471	46,226
Daegu Photovoltaic Co., Ltd.
Disclosure of associates [line items]
Total assets	14,140	13,254
Total liabilities	4,471	3,431
Sales	4,225	4,755
Profit (loss) for the period	1,772	2,914
Busan Green Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	160,299	168,588
Total liabilities	149,060	153,432
Sales	69,108	72,290
Profit (loss) for the period	(3,920)	(7,409)
Gunsan Bio Energy Co., Ltd.
Disclosure of associates [line items]
Total assets		8,397
Total liabilities		29,524
Sales		0
Profit (loss) for the period		(649)
Hansuwon KNP Co., Ltd. (formerly, Korea Nuclear Partners Co., Ltd.)
Disclosure of associates [line items]
Total assets	3,063	1,887
Total liabilities	899	368
Sales	7,618	2,149
Profit (loss) for the period	645	210
Korea Electric Power Corporation Fund
Disclosure of associates [line items]
Total assets	23,981	29,530
Total liabilities	108	130
Sales	332	8,034
Profit (loss) for the period	(2,921)	7,854
Energy Infra Asset Management Co., Ltd.
Disclosure of associates [line items]
Total assets	13,628	12,874
Total liabilities	1,371	918
Sales	5,130	4,954
Profit (loss) for the period	1,254	1,354
Daegu clean Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	368	368
Total liabilities	324	324
Sales	0	0
Profit (loss) for the period	(1)	(1)
Yaksu ESS Co., Ltd.
Disclosure of associates [line items]
Total assets	5,697	5,984
Total liabilities	4,717	4,314
Sales	508	851
Profit (loss) for the period	(691)	(146)
Nepal Water & Energy Development Company Private Limited
Disclosure of associates [line items]
Total assets	327,057	241,061
Total liabilities	167,792	141,199
Sales	82,720	70,923
Profit (loss) for the period	(3,186)	(1,364)
Gwangyang Green Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	370,778	170,390
Total liabilities	247,675	45,260
Sales	0	0
Profit (loss) for the period	(2,034)	(1,923)
PND Solar Co., Ltd.
Disclosure of associates [line items]
Total assets	34,804	36,174
Total liabilities	30,127	31,868
Sales	5,413	5,940
Profit (loss) for the period	373	217
Hyundai Eco Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	169,180	181,566
Total liabilities	128,481	142,533
Sales	26,266	29,209
Profit (loss) for the period	7,206	10,270
YeongGwang Yaksu Wind Electric Co., Ltd.
Disclosure of associates [line items]
Total assets	38,720	40,712
Total liabilities	38,173	39,924
Sales	5,593	6,628
Profit (loss) for the period	(241)	1,480
Green Energy Electricity Generation Co., Ltd.
Disclosure of associates [line items]
Total assets	69,667	75,033
Total liabilities	72,325	72,300
Sales	948	1,404
Profit (loss) for the period	(5,392)	(488)
Korea Energy Solutions Co., Ltd.
Disclosure of associates [line items]
Total assets	1,151	843
Total liabilities	303	377
Sales	643	437
Profit (loss) for the period	87	(185)
ITR Co., Ltd.
Disclosure of associates [line items]
Total assets	480	446
Total liabilities	490	472
Sales	144	188
Profit (loss) for the period	(234)	(190)
REC's Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.)
Disclosure of associates [line items]
Total assets	1,818	1,948
Total liabilities	127	383
Sales	771	732
Profit (loss) for the period	178	202
Namjeongsusang Solar Power Operation Co., Ltd.
Disclosure of associates [line items]
Total assets		55,616
Total liabilities		53,261
Sales		7,724
Profit (loss) for the period		83
Indeck Niles Development, LLC
Disclosure of associates [line items]
Total assets	1,157,838	1,178,303
Total liabilities	675,638	762,139
Sales	318,392	302,041
Profit (loss) for the period	64,813	(22,541)
Indeck Niles Asset Management, LLC
Disclosure of associates [line items]
Total assets	307	299
Total liabilities	29	16
Sales	1,081	1,863
Profit (loss) for the period	1,001	1,136
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1
Disclosure of associates [line items]
Total assets	13,444	14,356
Total liabilities	186	210
Sales	820	826
Profit (loss) for the period	747	796
Suwon New Power Co., Ltd.
Disclosure of associates [line items]
Total assets	3,448	2,142
Total liabilities	1,130	164
Sales	2,318	0
Profit (loss) for the period	341	11
Gwangbaek Solar Power Investment Co., Ltd.
Disclosure of associates [line items]
Total assets	287,838	307,864
Total liabilities	276,840	296,915
Sales	11,267	10,270
Profit (loss) for the period	1,513	743
Go deok Clean Energy Co., Ltd
Disclosure of associates [line items]
Total assets	139,352	71,431
Total liabilities	127,545	60,382
Sales	22,671	0
Profit (loss) for the period	2,426	(1,101)
SureDataLab Co., Ltd.
Disclosure of associates [line items]
Total assets	890	879
Total liabilities	416	140
Sales	548	938
Profit (loss) for the period	(263)	203
SEP Co., Ltd.
Disclosure of associates [line items]
Total assets	45	38
Total liabilities	117	103
Sales	0	0
Profit (loss) for the period	(7)	(98)
Hankook Electric Power Information Co., Ltd.
Disclosure of associates [line items]
Total assets	2,270	2,334
Total liabilities	974	997
Sales	1,672	1,797
Profit (loss) for the period	223	392
Tronix Co., Ltd.
Disclosure of associates [line items]
Total assets	4,564	2,880
Total liabilities	2,807	2,354
Sales	2,718	1,938
Profit (loss) for the period	578	(226)
O2&B Global Co., Ltd.
Disclosure of associates [line items]
Total assets	369	419
Total liabilities	264	238
Sales	242	220
Profit (loss) for the period	(73)	5
Muan Sunshine Solar Power Plant Co., Ltd.
Disclosure of associates [line items]
Total assets	136,382	142,911
Total liabilities	124,745	132,573
Sales	16,360	19,591
Profit (loss) for the period	2,999	6,467
Bigeum Resident Photovoltaic Power Co., Ltd.
Disclosure of associates [line items]
Total assets	303,462	107,690
Total liabilities	309,185	109,229
Sales	0	0
Profit (loss) for the period	(3,031)	(537)
Goesan Solar Park Co., Ltd.
Disclosure of associates [line items]
Total assets	50,659	52,235
Total liabilities	40,738	43,299
Sales	6,530	7,642
Profit (loss) for the period	985	2,292
Saemangeum Heemang Photovoltaic Co., Ltd.
Disclosure of associates [line items]
Total assets	152,496	160,695
Total liabilities	113,407	125,635
Sales	23,448	29,543
Profit (loss) for the period	4,063	6,481
Bitgoel Eco Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	85,571	85,236
Total liabilities	60,302	66,987
Sales	29,907	10,054
Profit (loss) for the period	7,019	3,229
Jeju Gimnyeong Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets	56,906	63,471
Total liabilities	56,087	60,564
Sales	9,261	12,231
Profit (loss) for the period	(2,088)	(130)
Seoroseoro Sunny Power Plant Co., Ltd.
Disclosure of associates [line items]
Total assets	6,813	7,015
Total liabilities	4,650	5,045
Sales	1,039	1,157
Profit (loss) for the period	193	247
Muan Solar park Co., Ltd.
Disclosure of associates [line items]
Total assets	204,168	225,894
Total liabilities	171,642	188,329
Sales	31,532	36,081
Profit (loss) for the period	8,648	11,339
YuDang Solar Co., Ltd.
Disclosure of associates [line items]
Total assets	20,566	22,073
Total liabilities	17,717	19,144
Sales	3,483	3,997
Profit (loss) for the period	420	957
Anjwa Smart Farm & Solar City Co., Ltd.
Disclosure of associates [line items]
Total assets	258,076	278,806
Total liabilities	223,831	239,581
Sales	37,742	42,477
Profit (loss) for the period	3,119	9,672
Daewon Green Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	143,157	141,974
Total liabilities	112,651	124,460
Sales	58,423	45,095
Profit (loss) for the period	13,407	4,037
G.GURU Co., Ltd.
Disclosure of associates [line items]
Total assets	818	1,228
Total liabilities	142	12
Sales	162	478
Profit (loss) for the period	(540)	(423)
UD4M Co., Ltd.
Disclosure of associates [line items]
Total assets	1,242	1,322
Total liabilities	194	197
Sales	1,066	1,109
Profit (loss) for the period	(59)	59
Dongbu Highway Solar Co., Ltd.
Disclosure of associates [line items]
Total assets	16,563	17,935
Total liabilities	14,913	16,426
Sales	2,580	2,901
Profit (loss) for the period	140	439
Seobu Highway Solar Co., Ltd.
Disclosure of associates [line items]
Total assets	16,739	18,236
Total liabilities	14,707	16,655
Sales	2,646	3,052
Profit (loss) for the period	451	138
Korea Energy Data Co., Ltd.
Disclosure of associates [line items]
Total assets	313	339
Total liabilities	191	128
Sales	348	308
Profit (loss) for the period	(87)	5
Gangneung Sacheon Fuel Cell Co., Ltd.
Disclosure of associates [line items]
Total assets	138,761	108,688
Total liabilities	119,779	98,470
Sales	23,523	0
Profit (loss) for the period	9,191	(2,720)
KOSTURE Co., Ltd.
Disclosure of associates [line items]
Total assets	196	180
Total liabilities	22	24
Sales	208	293
Profit (loss) for the period	16	32
Taebaek Gadeoksan Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets	196,810	197,944
Total liabilities	139,675	139,004
Sales	35,000	31,534
Profit (loss) for the period	13,138	19,406
Chuncheon Green Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	217,335	159,151
Total liabilities	197,676	138,925
Sales	6,052	0
Profit (loss) for the period	(497)	(858)
Yeomsubong Wind Power Co., Ltd.
Disclosure of associates [line items]
Total assets	32,742	4,369
Total liabilities	30,586	2,829
Sales	0	0
Profit (loss) for the period	(1,753)	(859)
Yeongyang Wind Power Corporation II
Disclosure of associates [line items]
Total assets	133,053	104,821
Total liabilities	106,419	86,984
Sales	15,190	0
Profit (loss) for the period	8,797	(1,678)
Haeparang Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	40,698	19,394
Total liabilities	32,359	10,721
Sales	0	0
Profit (loss) for the period	(335)	(211)
Saemangeum Sebit Power Plant Co., Ltd.
Disclosure of associates [line items]
Total assets	165,283	167,822
Total liabilities	97,997	131,383
Sales	22,663	23,159
Profit (loss) for the period	(812)	7,742
Boulder Solar III, LLC
Disclosure of associates [line items]
Total assets	1,929	1,896
Total liabilities	0	0
Sales	0	0
Profit (loss) for the period	0	0
PlatformN. Co., Ltd
Disclosure of associates [line items]
Total assets	184	379
Total liabilities	394	94
Sales	404	486
Profit (loss) for the period	(566)	(70)
PT. Cirebon Energi Prasarana
Disclosure of associates [line items]
Total assets	3,372,539	3,361,288
Total liabilities	2,606,566	2,670,941
Sales	434,806	319,986
Profit (loss) for the period	73,285	36,451
Green Radiation Co., Ltd
Disclosure of associates [line items]
Total assets	1,038	111
Total liabilities	812	34
Sales	298	89
Profit (loss) for the period	100	(93)
Future Convergence Technology Laboratory. Co., Ltd
Disclosure of associates [line items]
Total assets	479	551
Total liabilities	302	302
Sales	0	9
Profit (loss) for the period	(70)	(130)
SC E&G. Co,. Ltd
Disclosure of associates [line items]
Total assets	1,664	1,199
Total liabilities	329	131
Sales	633	1,048
Profit (loss) for the period	372	609
STN Co., Ltd. (formerly, Structure test network Co., Ltd.)
Disclosure of associates [line items]
Total assets	1,801	1,275
Total liabilities	1,081	447
Sales	856	754
Profit (loss) for the period	0	499
ACE
Disclosure of associates [line items]
Total assets	385	100
Total liabilities	348	0
Sales	53	0
Profit (loss) for the period	(30)	0
Environment and Energy Co., Ltd
Disclosure of associates [line items]
Total assets	89	93
Total liabilities	0	0
Sales	0	0
Profit (loss) for the period	(4)	(7)
Santiago Solar Power SpA
Disclosure of associates [line items]
Total assets	88,687	56,138
Total liabilities	65,149	29,390
Sales	0	0
Profit (loss) for the period	(2,994)	(2,943)
Yanggu Floating Photovoltaic Power Plant Inc
Disclosure of associates [line items]
Total assets	17,092	3,115
Total liabilities	14,470	0
Sales	135	0
Profit (loss) for the period	(495)	₩ 0
Power Embedded
Disclosure of associates [line items]
Total assets	298
Total liabilities	2
Sales	0
Profit (loss) for the period	(2)
Changwon SG Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	5,738
Total liabilities	1,649
Sales	436
Profit (loss) for the period	(703)
Donpyung Technology. Co., Ltd.
Disclosure of associates [line items]
Total assets	2,039
Total liabilities	643
Sales	1,664
Profit (loss) for the period	93
HORANG ENERGY Inc.
Disclosure of associates [line items]
Total assets	64,736
Total liabilities	54,923
Sales	0
Profit (loss) for the period	(389)
Hoenggye Renewable Energy Co., Ltd
Disclosure of associates [line items]
Total assets	24,702
Total liabilities	25,730
Sales	0
Profit (loss) for the period	(4,864)
Haman Green Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	40,801
Total liabilities	32,285
Sales	0
Profit (loss) for the period	(5,116)
Songsan Green Energy Co., Ltd.
Disclosure of associates [line items]
Total assets	46,016
Total liabilities	32,262
Sales	0
Profit (loss) for the period	₩ (100)